FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ 758	$ 1,116
Lease liability	471	488
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	758	1,116
Other accounts payable	5,257	4,228
Liability in respect of research and development grants	1,119	1,217
Lease liability	234	265
Total	7,368	6,826
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	1,575	1,715
Lease liability	131	172
Total	1,706	1,887
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,250	2,177
Lease liability	100	71
Total	2,350	2,248
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,685	2,645
Lease liability	53	26
Total	2,738	2,671
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,850	3,079
Lease liability
Total	2,850	3,079
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	529	721
Lease liability
Total	529	721
Total Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables	758	1,116
Other accounts payable	5,257	4,228
Liability in respect of research and development grants	11,008	11,554
Lease liability	518	534
Total	$ 17,541	$ 17,432